THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK‡ — 98.5%

	Shares	Value

CONSUMER DISCRETIONARY — 19.3%
Central Garden & Pet, Cl A*	385,936	$15,051,504
Cheesecake Factory	254,565	11,447,788
Cooper Tire & Rubber	580,600	21,337,050
Cracker Barrel Old Country Store	63,501	8,592,321
Designer Brands, Cl A	2,023,621	24,789,357
El Pollo Loco Holdings*	793,172	16,141,050
Extended Stay America	1,250,059	18,350,866
Group 1 Automotive	177,424	24,417,091
John Wiley & Sons, Cl A	451,656	20,600,030
KAR Auction Services	985,431	18,191,056
MDC Holdings	392,712	20,428,878
Oxford Industries	316,899	20,674,491
SP Plus*	424,719	12,316,851
Standard Motor Products	367,125	14,402,314
TRI Pointe Group*	1,397,500	28,229,500
Universal Electronics*	329,798	17,888,244
Urban Outfitters*	619,661	16,997,301
Winnebago Industries	273,482	18,886,667

		328,742,359

CONSUMER STAPLES — 2.5%
Edgewell Personal Care	489,439	16,347,263
Landec*	577,214	6,153,101
TreeHouse Foods*	461,266	19,479,263

		41,979,627

ENERGY — 3.2%
DMC Global	243,406	13,915,521
Dril-Quip*	366,299	11,032,926
Earthstone Energy, Cl A*	828,700	4,259,518
Frank’s International*	3,225,479	8,966,832
Matador Resources*	1,043,600	15,946,208

		54,121,005

FINANCIAL SERVICES — 28.6%
Ameris Bancorp	409,978	16,034,240
Argo Group International Holdings	448,603	18,101,131
Atlantic Union Bankshares	414,688	13,618,354
Banc of California	1,122,975	18,922,129
Brandywine Realty Trust†	999,393	10,993,323
Cadence BanCorp, Cl A	138,965	2,490,253
CatchMark Timber Trust, Cl A†	1,251,841	11,416,790

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
Compass Diversified Holdings(A)	734,465	$15,129,979
ConnectOne Bancorp	905,488	19,241,620
Empire State Realty Trust, Cl A†	1,258,329	12,407,124
Enterprise Financial Services	350,957	12,392,292
First Bancorp	403,094	13,729,382
First Bancshares	457,157	13,687,280
First Merchants	363,629	13,697,904
Four Corners Property Trust†	458,231	12,078,969
Kite Realty Group Trust†	1,216,343	19,388,507
MGIC Investment	1,423,900	16,688,108
Pacific Premier Bancorp	524,526	17,440,489
Pebblebrook Hotel Trust†	475,202	8,734,213
Physicians Realty Trust†	845,666	14,909,091
Pinnacle Financial Partners	302,658	20,741,153
PRA Group*	607,501	20,029,308
QTS Realty Trust, Cl A†	240,526	15,658,242
Retail Opportunity Investments†	417,674	5,885,027
Sandy Spring Bancorp	386,400	12,840,072
Seacoast Banking Corp of Florida*	587,608	17,892,664
Simmons First National, Cl A	750,264	18,531,521
Sterling Bancorp	1,150,925	21,246,075
Sunstone Hotel Investors†	803,378	8,596,145
Texas Capital Bancshares*	342,425	20,620,833
TriCo Bancshares	351,512	13,111,398
UMH Properties†	906,100	13,319,670
Veritex Holdings	622,559	15,912,608

		485,485,894

HEALTH CARE — 6.0%
ANI Pharmaceuticals*	178,222	5,086,456
Ensign Group	302,295	23,663,653
Integer Holdings*	101,570	7,495,866
Lantheus Holdings*	1,287,232	20,943,265
ModivCare*	129,198	20,486,927
NextGen Healthcare*	569,530	11,265,303
NuVasive*	251,634	13,522,811

		102,464,281

MATERIALS & PROCESSING — 6.5%
GrafTech International	1,447,564	14,041,371
Greif, Cl A	376,253	16,991,586
HB Fuller	33,765	1,718,301
Kaiser Aluminum	56,900	4,933,230

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS & PROCESSING — continued
Materion	196,355	$13,389,447
Minerals Technologies	280,936	17,314,086
Mueller Water Products, Cl A	872,579	10,462,222
Orion Engineered Carbons	1,079,900	16,446,877
Quanex Building Products	722,170	15,880,518

		111,177,638

PRODUCER DURABLES — 17.1%
ABM Industries	361,973	13,298,888
Albany International, Cl A	177,606	12,347,169
Astec Industries	176,684	10,507,397
Belden CDT	466,747	22,049,128
CBIZ*	695,095	18,009,911
Conduent*	2,905,339	14,003,734
Deluxe	526,634	17,847,626
Dycom Industries*	146,961	11,924,416
Enerpac Tool Group, Cl A	531,191	10,767,242
Granite Construction	473,802	14,029,277
Harsco*	728,641	12,117,300
Hub Group, Cl A*	304,152	16,007,520
ICF International	223,774	17,259,689
Kaman	255,819	12,883,045
Knoll	1,019,481	15,251,436
Regal Beloit	206,581	25,921,784
Rush Enterprises, Cl A	372,440	15,638,755
Standex International	175,387	14,365,949
Werner Enterprises	423,544	16,619,867

		290,850,133

TECHNOLOGY — 13.1%
Advanced Energy Industries	94,770	9,721,506
Benchmark Electronics	502,699	12,733,366
CSG Systems International	335,729	14,466,563
Knowles*	939,901	18,130,690
Kulicke & Soffa Industries	514,125	18,338,839
Methode Electronics	523,167	19,749,554
NETGEAR*	406,550	16,827,105
NetScout Systems*	439,751	12,856,120
Onto Innovation*	320,081	17,300,378
Perspecta	426,517	12,347,667
Progress Software	498,760	20,040,177
Tower Semiconductor*	635,405	17,772,278

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

TECHNOLOGY — continued
Verint Systems*	450,275	$33,243,803

		223,528,046

UTILITIES — 2.2%
IDACORP	97,864	8,641,391
NorthWestern	262,591	14,303,332
Spire	231,718	14,178,824

		37,123,547

TOTAL COMMON STOCK

(Cost $1,408,991,243)		1,675,472,530

SHORT-TERM INVESTMENT — 1.8%

	Shares	Value
Dreyfus Treasury Prime Cash Management, Cl A 0.010% (B)
(Cost $30,932,754)	30,932,754	30,932,754

TOTAL INVESTMENTS— 100.3%

(Cost $1,439,923,997)		$1,706,405,284

Percentages are based on Net Assets of $1,700,521,537.

*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of January 31, 2021 was $15,129,979 or 0.9% of Net Assets.

(B)	The rate shown is the 7-day effective yield as of January 31, 2021.

Cl — Class

As of January 31, 2021, all of the Portfolio’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ICM-QH-001-3400

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